Allmerica Select Separate Account of
             Allmerica Financial Life Insurance and Annuity Company

                      Allmerica Select Separate Account of
                First Allmerica Financial Life Insurance Company

                  Supplement to Prospectuses dated May 1, 2002

                                       * * *

Effective July 29, 2002, Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company will no longer issue Allmerica Select Charter variable annuity contracts. However, existing contract Allmerica Select Charter contract Owners may continue to make additional payments under the terms of their contracts.

                                       * * *


Supplement dated July 29, 2002



Allmerica Select Charter